Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER FINANCIAL ASSETS
Financial assets at fair value with changes in other comprehensive income, Current	$ 127,854	$ 127,854
Financial assets measured at amortized cost, current	808,692	860,425
Hedging derivatives, current	1,000,964	322,316
Non-Hedging derivatives, current	1,414,894	0
Other current financial assets	3,352,404	1,310,595
Financial assets at fair value with changes in other comprehensive income, Non-current	2,326,480	2,349,223
Financial assets measured at amortized cost, non-current	0	0
Hedging derivatives, non-current	16,422,737	4,871,397
Non-Hedging derivatives non-current	1,911,233	0
Other non-current financial assets	$ 20,660,450	$ 7,220,620